Ladenburg Thalmann Alternative Strategies Fund

Supplement dated October 23, 2013

to the Prospectus and Statement of Additional Information dated January 2, 2012

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Please be advised the following change has been approved by the Trust’s Board of Trustees, to be effective on November 1, 2013:

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The name of the Fund will be changed from Ladenburg Thalmann Alternative Strategies Fund to:

Alternative Strategies Fund

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This Supplement, and the Prospectus and Statement of Additional Information dated January 2, 2012, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-803-6583.

Please retain this Supplement for future reference.